FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Schedule of financial instruments by category
All transactions with financial instruments are recognized for accounting purposes and classified in the following categories:

	Note	December 31, 2023	December 31, 2022

Assets
Amortized cost
Cash and cash equivalents	5	8,345,871	9,505,951
Trade accounts receivable	7	6,848,454	9,607,012
Dividends receivable	11		7,334
Other assets (1)		737,222	931,173
		15,931,547	20,051,470
Fair value through other comprehensive income
Investments - Celluforce	14.1	23,606	24,917
		23,606	24,917

Fair value through profit or loss
Derivative financial instruments	4.5.1	4,430,454	4,873,749
Marketable securities	6	13,267,286	7,965,742
		17,697,740	12,839,491
		33,652,893	32,915,878
Liabilities
Amortized cost
Trade accounts payable	17	5,572,219	6,206,570
Loans, financing and debentures	18.1	77,172,692	74,574,591
Lease liabilities	19.2	6,243,782	6,182,530
Liabilities for assets acquisitions and subsidiaries	23	187,187	2,062,322
Dividends and interest on own capital payable		1,316,528	5,094
Other liabilities (1)		116,716	147,920
		90,609,124	89,179,027
Fair value through profit or loss
Derivative financial instruments	4.5.1	2,436,072	4,846,795
		2,436,072	4,846,795
		93,045,196	94,025,822
		59,392,303	61,109,944

(1)Does not include items not classified as financial instruments
Summary of estimated fair value of loans and financing

	Yield used to discount/ methodology	December 31, 2023	December 31, 2022

Quoted in the secondary market
In foreign currency
Bonds	Secondary Market	38,703,379	40,309,832
Estimated present value
In foreign currency
Export credits (“Prepayment”)	SOFR	17,783,760	17,724,315
Assets Financing	SOFR	278,107	138,644
IFC - International Finance Corporation	SOFR	3,198,761
BNDES - Currency basket	DI 1		10,866
In local currency
BNDES – TJLP	DI 1	215,458	292,487
BNDES – TLP	DI 1	2,712,762	1,393,010
BNDES – Fixed	DI 1	3,903	21,656
BNDES – SELIC (“Special Settlement and Custody System”)	DI 1	686,798	575,129
Assets financing	DI 1	75,622
CRA (“Agribusiness Receivables Certificate”)	DI 1/IPCA		1,835,336
Debentures	DI 1	8,881,277	5,643,440
NCE (“Export Credit Notes”)	DI 1	110,396	1,384,396
NCR (“Rural Credit Notes”)	DI 1	2,228,806	294,089
Export credits (“Prepayment”)	DI 1	824,035	1,320,415
		75,703,064	70,943,615

Schedule of contractual maturities of financial liabilities

	December 31, 2023
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years

Liabilities
Trade accounts payable	5,572,219	5,572,219	5,572,219
Loans, financing and debentures	77,172,692	105,526,852	7,648,237	12,983,542	31,355,362	53,539,711
Lease liabilities	6,243,782	11,021,519	1,172,568	1,045,795	2,743,793	6,059,363
Liabilities for asset acquisitions and subsidiaries	187,187	215,891	94,948	18,314	87,520	15,109
Derivative financial instruments	2,436,072	2,801,258	66,433	1,278,953	1,191,014	264,858
Dividends and interest on own capital payable	1,316,528	1,316,528	1,316,528
Other liabilities	116,716	116,716	58,955	57,761
	93,045,196	126,570,983	15,929,888	15,384,365	35,377,689	59,879,041

	December 31, 2022
	Book value	Undiscounted cash flow	Up to 1 year	1 - 2 years	2 - 5 years	More than 5 years

Liabilities
Trade accounts payable	6,206,570	6,206,570	6,206,570
Loans, financing and debentures	74,574,591	105,341,912	6,823,274	7,899,772	39,476,527	51,142,339
Lease liabilities	6,182,530	11,053,487	1,050,947	992,379	2,668,855	6,341,306
Liabilities for asset acquisitions and subsidiaries	2,062,322	2,203,302	1,986,633	99,331	57,421	59,917
Derivative financial instruments	4,846,795	6,515,262	728,070	1,341,108	4,299,970	146,114
Dividends payable	5,094	5,094	5,094
Other liabilities	147,920	147,920	61,500	86,420
	94,025,822	131,473,547	16,862,088	10,419,010	46,502,773	57,689,676

Schedule of credit exposures using internal credit grading

	December 31, 2023	December 31, 2022

Low (1)	6,549,975	9,430,244
Average (2)	156,883	129,900
High (3)	173,558	67,977
	6,880,416	9,628,121

(1)Current and overdue up to 30 days.
(2)Overdue between 30 and 90 days.
(3)Overdue more than 90 days
Schedule of the book value of financial assets representing the exposure to credit risk

	December 31, 2023	December 31, 2022

Cash and cash equivalents	8,345,871	9,505,951
Marketable securities	13,267,286	7,965,742
Derivative financial instruments (1)	4,199,982	4,833,330
	25,813,139	22,305,023

(1)Does not include the derivative embedded in a forest partnership agreement for the supply of standing wood, which is not a transaction with a financial institution.

Schedule of credit exposures using external credit grading

	Cash and cash equivalents and marketable securities		Derivative financial instruments
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Risk rating (1)
AAA			878,241
AA-			1,007,537	47,681
A+			136,864	1,149,694
A			55,547	1,485,424
A-				1,095
brAAA	20,856,072	17,117,171	1,682,513	1,418,968
brAA+	511,589	1,173	439,280
brAA	6,565	133,030		730,468
brAA-	2,169	47
brA+		352
brA		17,595
brBBB-	3
brBB	1,132
brBB-	385	2,897
Others	235,242	199,428
	21,613,157	17,471,693	4,199,982	4,833,330

(1)We use the Brazilian Risk Ratings issued by the agencies Fitch Ratings, Standard & Poor’s and Moody’s
Schedule of net exposure of assets and liabilities in foreign currency
The assets and liabilities that are exposed to foreign currency, substantially in U.S. Dollars, are set forth below:

	December 31, 2023	December 31, 2022

Assets
Cash and cash equivalents	6,432,557	8,039,218
Marketable securities	7,378,277	4,510,652
Trade accounts receivable	5,049,609	7,612,768
Derivative financial instruments	3,070,594	3,393,785
	21,931,037	23,556,423

Liabilities
Trade accounts payable	(1,625,011)	(2,030,806)
Loans and financing	(61,304,673)	(61,216,140)
Liabilities for asset acquisitions and subsidiaries	(127,598)	(2,053,259)
Derivative financial instruments	(1,867,882)	(4,698,323)
	(64,925,164)	(69,998,528)
	(42,994,127)	(46,442,105)

Summary of yield curves used to calculate fair value of derivative financial instruments

Interest rate curves
Term	Brazil	United States of America	US Dollar coupon

1 month	11.65% p.a.	5.35% p.a.	2.54% p.a.
6 months	10.79% p.a.	5.15% p.a.	5.55% p.a.
1 year	9.99% p.a.	4.77% p.a.	5.58% p.a.
2 years	9.55% p.a.	4.16% p.a.	5.18%p.a.
3 years	9.66% p.a.	3.89% p.a.	4.99% p.a.
5 years	10.04% p.a.	3.76% p.a.	5.00% p.a.
10 years	10.33% p.a.	4.02% p.a.	5.74% p.a.

Schedule of derivatives by type of contract

	Notional value, net in U.S.$		Fair value in R$
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Instruments as part of protection strategy
Operational hedges
Zero Cost Collar	4,500,200	6,866,800	1,968,337	1,596,089
NDF (R$ x US$)	505,000	248,100	162,776	(2,474)
NDF (€ x US$)	262,088	544,702	100,362	161,055

Debt hedges
Swap SOFR to Fixed (US$)	2,555,626	3,200,179	741,492	1,052,546
Swap IPCA to CDI (notional in Brazilian Reais)	4,274,397	1,741,787	47,645	278,945
Swap IPCA to Fixed (US$)		121,003		(29,910)
Swap CDI x Fixed (US$)	1,025,000	1,863,534	(1,081,964)	(2,566,110)
Pre-fixed Swap to US$ (US$)	200,000	350,000	(203,045)	(503,605)
Swap CDI x SOFR (US$)	125,000		25,774
Swap SOFR to SOFR (US$)	150,961		(16,615)

Commodity Hedge
Swap US-CPI (US$) (1)	131,510	124,960	230,471	40,418
Zero Cost Collar (Brent)	163,100		(3,148)
Swap VLSFO/Brent	142,794		22,297
			1,994,382	26,954

Current assets			2,676,526	3,048,493
Non-current assets			1,753,928	1,825,256
Current liabilities			(578,763)	(667,681)
Non-current liabilities			(1,857,309)	(4,179,114)
			1,994,382	26,954

(1)The embedded derivative refers to a swap contract for the sale of price variations in United States Dollars and US-CPI within the term of a forest partnership with a standing wood supply contract.

Schedule of fair value by maturity

	December 31, 2023	December 31, 2022

2024	2,097,763	2,380,812
2025	233,073	297,156
2026	(574,871)	(1,225,193)
2027 onwards	238,417	(1,425,821)
	1,994,382	26,954

Schedule of long and short positions of outstanding derivatives

	Notional value			Fair value
	Currency	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Debt hedges
Assets
Swap CDI to Fixed (US$)	R$	3,898,011	7,081,545	223,776	617,835
Swap Pre-Fixed to US$	R$	738,800	1,317,226		45,329
Swap SOFR to Fixed (US$)	US$	2,555,626	3,200,000	1,104,984	1,052,546
Swap IPCA to CDI	IPCA	4,320,471	2,041,327	161,542	427,417
Swap IPCA to US$	IPCA		610,960
Swap CDI to SOFR (US$)	R$	644,850		32,560
Swap SOFR to SOFR (US$)	US$	150,961		6,681
				1,529,543	2,143,127
Liabilities
Swap CDI to Fixed (US$)	US$	1,025,000	1,863,534	(1,305,740)	(3,183,945)
Swap Pre-Fixed to US$	US$	200,000	350,000	(203,045)	(548,934)
Swap SOFR to Fixed (US$)	US$	2,555,626	3,200,000	(363,492)
Swap IPCA to CDI	R$	4,274,397	1,741,787	(113,897)	(148,472)
Swap IPCA to US$	US$		121,003		(29,910)
Swap CDI to SOFR (US$)	US$	125,000		(6,786)
Swap SOFR to SOFR (US$)	US$	150,961		(23,296)
				(2,016,256)	(3,911,261)
				(486,713)	(1,768,134)
Operational hedge
Zero Cost Collar (US$ x R$)	US$	4,500,200	6,866,800	1,968,337	1,596,089
NDF (R$ x US$)	US$	505,000	248,100	162,776	(2,474)
NDF (€ x US$)	US$	262,088	544,702	100,362	161,055
				2,231,475	1,754,670
Commodity hedge
Swap US-CPI (standing wood) (1)	US$	131,510	124,960	230,471	40,418
Zero Cost Collar (Brent)	US$	163,100		(3,148)
Swap VLSFO/Brent	US$	142,794		22,297
				249,620	40,418
				1,994,382	26,954

(1)The embedded derivative refers to the swap contracts for selling price variations in US$ and the US-CPI in forest partnership with a standing wood supply contract.

Schedule of fair value settled derivatives
Currency risk [member] | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31, 2023
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Cash and cash equivalents	6,432,557	1,608,139	3,216,279
Marketable securities	7,378,277	1,844,569	3,689,139
Trade accounts receivable	5,049,609	1,262,402	2,524,805
Trade accounts payable	(1,625,011)	(406,253)	(812,506)
Loans and financing	(61,304,673)	(15,326,168)	(30,652,337)
Liabilities for asset acquisitions and subsidiaries	(127,598)	(31,900)	(63,799)

Currency risk [member] | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis
The following table set out the possible impacts assuming these scenarios:

	December 31, 2023
	Effect on profit or loss
	Probable (base value)	Possible 25%	Remote 50%

Dollar/Real
Derivative financial instruments
Derivative options	1,968,337	(3,436,589)	(7,464,284)
Derivative swaps	(486,713)	(1,491,613)	(2,981,409)
Derivative Non-Deliverable Forward (‘NDF’) Contracts	162,776	(596,284)	(1,192,682)
Embedded derivatives	230,471	(122,510)	(245,021)
NDF parity derivatives (1)	100,362	(22,715)	(47,331)
Commodity Derivatives	19,149	(8,721)	(14,295)

Dollar/Euro
Derivative financial instruments
NDF parity derivatives (1)	100,362	(337,711)	(675,423)
(1)Long positions at US$/EUR parity in order to protect the Capex cash flow of the Cerrado Project against the appreciation of the Euro.

Interest rate risk [member] | Financial instruments, excluding derivatives
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31, 2023
	Effect on profit or loss
	Probable	Possible (25%)	Remote (50%)

CDI/SELIC
Cash and cash equivalents	1,784,313	(56,429)	(112,858)
Marketable securities	5,889,009	(186,240)	(372,480)
Loans and financing	8,686,026	274,696	549,391
TJLP
Loans and financing	250,474	4,383	8,767
SOFR
Loans and financing	19,670,956	265,337	530,673

Interest rate risk [member] | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31, 2023
	Effect on profit or loss
	Probable	Probable 25%	Remote 50%

CDI
Derivative financial instruments
Liabilities
Derivative options	1,968,337	(387,790)	(743,473)
Derivative swaps	(486,713)	(39,216)	(66,609)
SOFR
Derivative financial instruments
Liabilities
Derivative swaps	(486,713)	127,655	269,490

Other price risk [member] | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Summary of sensitivity analysis

	December 31, 2023
	Effect on profit or loss
	Probable (base value)	Possible (25%)	Remote (50%)

Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	230,471	(30,667)	(63,157)